CAPITAL AND RESERVES - Issuance of Common Shares (Details)														12 Months Ended
	Oct. 16, 2018 USD ($) shares	Jul. 20, 2018 USD ($) shares	Jun. 12, 2018 USD ($) shares	Feb. 22, 2018 USD ($) shares	Feb. 16, 2018 USD ($) shares	Aug. 17, 2017 USD ($) shares	Jun. 01, 2017 USD ($) shares	Mar. 01, 2017 USD ($) shares	Nov. 14, 2016 USD ($) shares	Jul. 25, 2016 USD ($)	May 23, 2016 USD ($) shares	Jan. 22, 2016 USD ($) $ / shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares														511,668	338,709
Exercised during the year (in usd per share)														$ 13.76	$ 15.63
Proceeds from issuing shares														$ 7,040,000	$ 5,296,000	$ 1,863,000
Value of share options exercised in share-based payment arrangement													$ 315,000
Number of share options granted in share-based payment arrangement (in shares) | shares													30,000	221,000	85,000
Options granted during the year (in usd per share)													$ 21.01	$ 46.45	$ 39.69
Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares													15,000
Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares													15,000
Small Footprint S.R.L.
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement	$ 960,000
Earn-out payment, percentage	25.00%
Number of share options granted in share-based payment arrangement (in shares) | shares	16,315
WAE
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement		$ 982,000				$ 1,435,000					$ 2,550,000
Stock Options, Purchase Price Of Common Stock, Percent		30.00%
Number of share options granted in share-based payment arrangement (in shares) | shares		18,692				34,219					75,221
PointSource
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement				$ 541,000			$ 3,100,000
Number of share options granted in share-based payment arrangement (in shares) | shares				12,265			84,953
Ratio
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement					$ 334,000			$ 1,160,000
Number of share options granted in share-based payment arrangement (in shares) | shares					7,605			34,309
L4
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement									$ 2,970,000
Number of share options granted in share-based payment arrangement (in shares) | shares									70,380
Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement			$ 400,000							$ 900,000
Huddle Group
Disclosure of range of exercise prices of outstanding share options [line items]
Sale or issue of treasury shares (in shares)												$ 11,213
Treasury stock, cost per share (in dollars per share) | $ / shares												$ 27.2
Repayments of non-current borrowings												$ 305,000
Escrow deposit												$ 20,000
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares														163,233	86,931
Value of share options exercised in share-based payment arrangement														$ 7,040,000	$ 3,141,000
Employee Restricted Stock Units Paid as Bonus
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares														(4,995)
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares														564,995	254,328
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares														163,233	86,931
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in usd per share)														$ 43.13	$ 36.11
2012 and 2014 Plan Name
Disclosure of range of exercise prices of outstanding share options [line items]
Exercised during the year (in usd per share)																7.64
Value of share options exercised in share-based payment arrangement														$ 7,040,000	$ 5,296,000	$ 1,863,000
Number of share options granted in share-based payment arrangement (in shares) | shares																243,915
Agreement 2, Tranche 2 | Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Options granted during the year (in shares) | shares			9,120													23,508